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[INVESCO AIM LOGO APPEARS HERE]
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Invesco Aim Advisors, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173

713 626 1919
www.invescoaim.com



   April 30, 2008



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:   AIM Funds Group
         CIK No. 0000019034

   Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Funds Group (the "Fund") that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, as applicable, of AIM Basic Balanced Fund, AIM European Small Company Fund, AIM Global Value Fund, AIM International Small Company Fund, AIM Mid Cap Basic Value Fund, AIM Select Equity Fund and AIM Small Cap Equity Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 104 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 104 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on April 28, 2008.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.


   Sincerely,


   /s/ Stephen R. Rimes

   Stephen R. Rimes
   Counsel